Future Minimum rental receivable	12 Months Ended
Dec. 31, 2017
ZHEJIANG JIAHUAN
Future Minimum rental receivable

The Company entered into two separate tenancy agreements with two third parties with lease term from August 15, 2016 to August 14, 2019 with monthly rental income of RMB48,972 for the period from August 15, 2016 to August 14, 2018 and RMB 51,420 for the period from August 15, 2018 to August 14, 2019 and with lease term from May 15, 2017 to May 14, 2019 with monthly rental income of RMB20,880 for the period from May 15, 2017 to May 14, 2018 and RMB21,924 for the period from May 15, 2018 to May 14, 2019, respectively.

At the end of the reporting period, the Company’s total future minimum rental receivable under non-cancellable operating leases is as follows:-

	2017	2016
	RMB’000	RMB’000
Within 1 year	859	791
After 1 year but within 5 years	447	-
	1,306	791